Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000213732 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000213732 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000213732 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000213732 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213732 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000213732 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213732 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213732 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213732 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213732 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213732 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213732 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213732 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213732 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000213732 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213732 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000213732 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000213732 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000213732 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000213732 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.50%
C000213732 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	19.50%
C000213733 | 25459W862
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000213733 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213733 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000213733 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213733 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213733 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213733 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213733 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213733 | 532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213733 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213733 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213733 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213733 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213733 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213733 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213733 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000213733 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000213733 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213733 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000213733 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000213733 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213733 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213733 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.60%
C000213733 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	19.40%
C000213733 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%